NET LOANS RECEIVABLE (Schedule of Primary Segments of Loan Portfolio) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 77,439	$ 64,721
Individually evaluated for impairment
Collectively evaluated for impairment	77,439	64,721
Deferred loan fees	434	312
Allowance for loan losses	(418)	(360)
Net Loans Receivable	77,455	64,673
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	841	1,456
Individually evaluated for impairment
Collectively evaluated for impairment	841	1,456
First Mortgage Loans One To Four Family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	65,153	49,411
Individually evaluated for impairment
Collectively evaluated for impairment	65,153	49,411
Consumer Loans Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	139	150
Individually evaluated for impairment
Collectively evaluated for impairment	139	150
First Mortgage Loans Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,866	4,783
Individually evaluated for impairment
Collectively evaluated for impairment	1,866	4,783
Consumer Loans Home Equity Lines Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,275	1,900
Individually evaluated for impairment
Collectively evaluated for impairment	2,275	1,900
First Mortgage Loans Land Acquisition And Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	462	666
Individually evaluated for impairment
Collectively evaluated for impairment	462	666
Consumer Loans Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,017	802
Individually evaluated for impairment
Collectively evaluated for impairment	1,017	802
First Mortgage Loans Multifamily Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	3,653	3,961
Individually evaluated for impairment
Collectively evaluated for impairment	3,653	3,961
First Mortgage Loans Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,033	1,592
Individually evaluated for impairment
Collectively evaluated for impairment	$ 2,033	$ 1,592